Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Losses for Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Beginning balance	$ 3,045	$ 3,269	$ 3,115
(Recovery of) provision for credit losses	(69)	(61)	608
Written-off	(180)	(117)	(401)
Foreign currency translation adjustments	65	(46)	(53)
Ending balance	$ 2,861	$ 3,045	$ 3,269